Income Tax Provision (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current provision						$ 4,078,826
Deferred benefit						(378,781)
Increase in valuation allowance						77,068
Total	0	5,129,627		(852,005)	5,129,627	3,777,113
Tax benefit, discontinued operations			$ (514,371)	$ (191,424)		$ (514,371)